COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long-term Purchase Commitment [Line Items]
Unrecognized tax positions	$ 14,758	¥ 102,740
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Commitments to Acquire Certain Medical Equipment	$ 89,429	¥ 622,584	¥ 660,758